Fair Value Measurements (Details)	6 Months Ended
	Jun. 30, 2025 yr $ / shares	Dec. 31, 2024 yr $ / shares	Dec. 31, 2023 yr
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net Asset Value Per Share | $ / shares	$ 1	$ 1
Measurement Input, Expected Term [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Of SAFE Obligations		0.7
Measurement Input, Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Of SAFE Obligations		0.209	0.26
Measurement Input, Option Volatility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Of SAFE Obligations		0.607
Simple Agreements For Future Equity [Member] | Measurement Input, Expected Term [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Of SAFE Obligations	0.2
Simple Agreements For Future Equity [Member] | Measurement Input, Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Of SAFE Obligations	22.5
Simple Agreements For Future Equity [Member] | Measurement Input, Option Volatility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Of SAFE Obligations	66.3
Maximum [Member] | Measurement Input, Expected Term [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Of SAFE Obligations			3
Maximum [Member] | Measurement Input, Option Volatility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Of SAFE Obligations			1.023
Minimum [Member] | Measurement Input, Expected Term [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Of SAFE Obligations			0.4
Minimum [Member] | Measurement Input, Option Volatility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Of SAFE Obligations			0.499
Secured Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument Discount Rate	23.60%
Secured Debt [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Term	1 year 3 months
Secured Debt [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Term	2 months 23 days